Underwriting Margins and Combined Ratios for our Underwriting Operations (Detail) (Underwriting Operations Segment)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Underwriting Margin	4.40%	7.00%	7.60%
Combined Ratio	95.60%	93.00%	92.40%
Personal Lines
Segment Reporting Information [Line Items]
Underwriting Margin	4.40%	6.80%	7.00%
Combined Ratio	95.60%	93.20%	93.00%
Personal Lines | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.20%	7.40%	8.10%
Combined Ratio	95.80%	92.60%	91.90%
Personal Lines | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	4.60%	6.10%	5.40%
Combined Ratio	95.40%	93.90%	94.60%
Commercial Auto
Segment Reporting Information [Line Items]
Underwriting Margin	5.20%	9.10%	12.50%
Combined Ratio	94.80%	90.90%	87.50%